OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deposits	$ 6,943	$ 6,073
Other	13,931	20,944
Other Assets, Current	$ 20,874	$ 27,017